Derivative Instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2026
Derivative [Line Items]
AOCI, cash flow hedge, cumulative gain (loss), after tax	$ 36.0			$ 33.9
Repayments of debt		$ 32.9	$ 132.6
Interest rate swap contracts
Derivative [Line Items]
Initial notional amount		242.2
Derivative, cost of hedge		2.6
Proceeds received from derivative instruments, cash	18.2	55.2
Proceeds to repay loan	17.6	2.5
Interest Rate Swap, Effective | Derivatives Not Designated as Hedging Instruments
Derivative [Line Items]
Initial notional amount	649.0	851.5		636.3
Interest Rate Swap, Forward Starting | Derivatives Not Designated as Hedging Instruments
Derivative [Line Items]
Initial notional amount	$ 350.3	$ 93.2		$ 634.8
Minimum
Derivative [Line Items]
Fixed rate	0.41%			0.41%
Maximum
Derivative [Line Items]
Fixed rate	4.10%			4.10%